Debt	12 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Debt	Debt
The components of debt as of the dates indicated were as follows ($000):

	June 30, 2025	June 30, 2024
Term A Facility, interest at adjusted SOFR, as defined, plus 1.850%	$624,375	$775,625
Debt issuance costs, Term A Facility and Revolving Credit Facility	(8,141)	(13,586)
Term B Facility, interest at adjusted SOFR, as defined, plus 2.00%	2,102,358	2,384,536
Debt issuance costs, Term B Facility	(36,478)	(49,835)
5.00% Senior Notes	990,000	990,000
Debt Issuance costs, Senior Notes	(4,966)	(5,939)
1.3% Term loan	—	335
Facility construction loan in Germany	17,682	19,082
Borrowings on local lines of credit	2,091	—
Total debt	3,686,921	4,100,218
Current portion of long-term debt	(188,306)	(73,770)
Long-term debt, less current portion	$3,498,615	$4,026,448

The required annual principal repayments for all indebtedness for the next five years and thereafter, as of June 30, 2025, is set forth in the following table ($000):

Year Ending
June 30,
2026	$188,306
2027	16,652
2028	614,152
2029	3,215
2030	2,912,573
Thereafter	1,608
Total	$3,736,506

Senior Credit Facilities
On July 1, 2022 (the “Closing Date”), Coherent entered into a Credit Agreement (the “Credit Agreement”) by and among the Company, as borrower (in such capacity, the “Borrower”), the lenders, and other parties thereto, and JP Morgan Chase Bank, N.A., as administrative agent and collateral agent, which provides for senior secured financing of $4.0 billion, consisting of a term loan A credit facility (the “Term A Facility”) maturing July 1, 2027, with an aggregate principal amount of $850 million, a term loan B credit facility (the “Term B Facility” and, together with the Term A Facility, the “Term Facilities”) maturing July 1, 2029, with an aggregate principal amount of $2,800 million, and a revolving credit facility (the “Revolving Credit Facility” and together with the Term Facilities, the “Senior Credit Facilities”) maturing July 1, 2027, in an aggregate available amount of $350 million, including a letter of credit sub-facility of up to $50 million. On March 31, 2023, Coherent entered into Amendment No. 1 to the Credit Agreement, which replaced the adjusted LIBOR-based rate of interest therein with an adjusted SOFR-based rate of interest. As amended, the Term A Facility and the Revolving Credit Facility each bear interest at an adjusted SOFR rate subject to a 0.10% floor plus a range of 1.75% to 2.50%, based on the Company’s total net leverage ratio. The Term A Facility and the Revolving Credit Facility bear interest at adjusted SOFR plus 1.85% as of June 30, 2025. On April 2, 2024, Coherent entered into Amendment No. 2 to the Credit Agreement, under which the principal amount of term B loans outstanding under the Credit Agreement (the “Existing Term B Loans”) were replaced with an equal amount of new term loans (the “New Term B Loans”) having substantially similar terms as the Existing Term B Loans, except with respect to the interest rate applicable to the New Term B Loans and certain other provisions. Debt extinguishment costs related to the replacement of the Existing Term B Loans of $2 million were expensed in Other expense (income), net in the Consolidated Statement of Earnings (Loss) during the year ended June 30, 2024. On January 2, 2025, Coherent entered into Amendment No. 3 to the Credit Agreement, under which the principal amount of New Term B Loans outstanding under the Credit Agreement were replaced with an equal amount of new term loans (the “New Term B-2 Loans”) having substantially similar terms as the New Term B Loans, except with respect to the interest rate applicable to the New Term B-2 Loans and certain other provisions. As further amended, the New Term B-2 Loans bear interest at a SOFR rate (subject to a 0.50% floor) plus 2.00% as of June 30, 2025. The maturity of the New Term B-2 Loans and Revolving Credit Facility remains unchanged.
In relation to the Term Facilities, the Company incurred interest expense, including amortization of debt issuance costs and the benefit of the interest rate cap and swap, of $192 million and $237 million in the years ended June 30, 2025 and June 30, 2024, respectively, which is included in Interest expense in the Consolidated Statements of Earnings (Loss). On July 1, 2023, our interest rate cap became effective, which together with our interest rate swap (through September 30, 2024), reduced interest expense by $32 million and $45 million in the years ended June 30, 2025 and June 30, 2024, respectively. Amortization of debt issuance costs related to the Term Facilities for the year ended June 30, 2025 and June 30, 2024 totaled $17 million and $15 million, respectively, and are included in Interest expense in the Consolidated Statements of Earnings (Loss). Debt issuance costs are presented as a reduction to debt within the Long-term debt caption in the Consolidated Balance Sheets.
On the Closing Date, the Borrower and certain of its direct and indirect subsidiaries, provided a guaranty of all obligations of the Borrower and the other loan parties under the Credit Agreement and the other loan documents, secured cash management agreements and secured hedge agreements with the lenders and/or their affiliates (subject to certain exceptions). The Borrower and the other guarantors have also granted a security interest in substantially of their assets to secure such obligations.
As of June 30, 2025, the Company was in compliance with all covenants under the Term Facilities.
Debt Assumed through Acquisition
We assumed the remaining balances of three term loans with the closing of the Merger, two of which were repaid prior to June 30, 2024. The aggregate principal amount outstanding is $18 million as of June 30, 2025 and is for a Facility construction loan in Germany due in 2030 that bears interest at 1.55% per annum. Payments are made quarterly.
5.000% Senior Notes due 2029
On December 10, 2021, the Company issued $990 million aggregate principal amount of Senior Notes pursuant to the indenture, dated as of December 10, 2021 (the “Indenture”), between the Company and U.S. Bank National Association, as trustee. The Senior Notes are guaranteed by each of the Company’s domestic subsidiaries that guarantee its obligations under the Senior Credit Facilities. Interest on the Senior Notes is payable on December 15 and June 15 of each year, commencing on June 15, 2022, at a rate of 5.000% per annum. The Senior Notes will mature on December 15, 2029.
On or after December 15, 2024, the Company may redeem the Senior Notes, in whole at any time or in part from time to time, at the redemption prices set forth in the Indenture, plus accrued and unpaid interest, if any, to, but excluding, the applicable redemption date. In addition, at any time prior to December 15, 2024, the Company had the ability to (but did not) redeem the Senior Notes, at its option, in whole at any time or in part from time to time, at a redemption price equal to 100% of the principal amount of the Senior Notes redeemed, plus a “make-whole” premium set forth in the Indenture, plus accrued and unpaid interest, if any, to, but excluding, the applicable redemption date. Notwithstanding the foregoing, at any time and from time to time prior to December 15, 2024, the Company had the ability to (but did not) redeem up to 40% of the aggregate principal amount of the Senior Notes using the proceeds of certain equity offerings as set forth in the Indenture, at a redemption price equal to 105.000% of the principal amount thereof, plus accrued and unpaid interest, if any, to, but excluding, the applicable redemption date.
In relation to the Senior Notes, we incurred interest expense of $50 million for both the years ended June 30, 2025 and June 30, 2024, which is included in Interest expense in the Consolidated Statements of Earnings (Loss).
The Indenture contains customary covenants and events of default, including default relating to among other things, payment default, failure to comply with covenants or agreements contained in the Indenture or the Senior Notes and certain provisions related to bankruptcy events. As of June 30, 2025, the Company was in compliance with all covenants under the Indenture.
Aggregate Availability
The Company had aggregate availability of $315 million under its Revolving Credit Facility as of June 30, 2025.
Weighted Average Interest Rate
The weighted average interest rate of total borrowings was 6% and 7% for the years ended June 30, 2025 and 2024, respectively